Schedule of other assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 1,537,500	$ 66,014
Prepayments	111,570	105,367
Other receivables	1,045,834	205,910
Other current assets	$ 2,694,904	$ 377,291